BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Finished products	$ 217,522	$ 233,666
Raw materials and work in progress	124,114	89,312
Crop growing costs	41,832	40,671
Agricultural and other operating supplies	53,410	47,088
Inventories, net of allowances	$ 436,878	$ 410,737